Business Segment and Geographical Information	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Business Segment and Geographical Information	Business Segment and Geographical Information
The Company is a CRO providing outsourced services on a global basis to pharmaceutical, biotechnology, medical device and government and public health organizations. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process, from compound selection to Phase I-IV clinical studies. We believe that we are one of a select group of CROs with the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and have the operational flexibility to provide development services on a stand-alone basis or as part of an integrated "full-service" or a “blended-service” solution. The Company has expanded through organic growth, together with a number of strategic acquisitions to enhance its capabilities and expertise in certain areas of the clinical development process.

The Company operates as one reportable segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. Effective January 1, 2025 and during the nine months ended September 30, 2025, the Company determined that the Chief Operating Decision Maker ("CODM") was comprised of the Chief Executive Officer, the Chief Financial Officer and the Chief Operating Officer (nine months ended September 30, 2024 the Chief Executive Officer and the Chief Financial Officer). As the Company is managed on a consolidated basis, the CODM evaluates performance and allocates resources based on consolidated net income. The CODM uses consolidated net income, as reported on the Condensed Consolidated Statements of Operations, to evaluate income generated from segment assets and for decisions related to the deployment of operating and capital resources. The measure of segment assets is reported on the Condensed Consolidated Balance Sheets as total consolidated assets.

The accounting policies of the reportable segment are the same as those described in ICON’s Form 20-F for the year ended December 31, 2024 (see note 2 - Summary of significant accounting policies). In the context of considerations around significant segment expenses, as the expense information that is regularly provided to the CODM is aligned with the respective consolidated expenses for direct costs and selling, general, and administrative expenses, as presented on the Condensed Consolidated Statement of Operations, such expense disclosures are not replicated here. Furthermore, as the Company consists of a single reportable segment, other quantitative disclosures, as required by Topic 280, are as presented on the Consolidated Statement of Operations.

Revenues are allocated to individual entities based on where the work is performed in accordance with the Company's global transfer pricing model. Revenues and income from operations in Ireland are a function of our global contracting model and the ICON Group’s transfer pricing model.

ICON Ireland acts as the ICON Group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the ICON Group, its ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the ICON Group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the ICON Group on the basis of an arm’s length return for the services they perform in each of their local territories. The arm’s length return for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate return having regard to their respective functions performed, assets owned, and risks assumed in these intercompany transactions. The arm’s length return is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the arm’s length revenue attributable to these entities. The residual revenues of the ICON Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such, revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the ICON Group after deducting the arm’s length revenues attributable to the activities performed outside Ireland.

There have been no changes to the overall basis of segmentation or the measurement basis for the segment results since the prior year.
The geographical distribution of the Company’s segment measures for the three and nine months ended September 30, 2025 and September 30, 2024 and as at September 30, 2025 and December 31, 2024 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Ireland	$758,530	$615,957	$2,365,689	$1,971,502
Rest of Europe	402,435	420,605	1,133,638	1,195,033
U.S.	647,278	755,100	1,891,317	2,356,954
Rest of World	234,569	238,368	670,857	717,086
Total	$2,042,812	$2,030,030	$6,061,501	$6,240,575

b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Ireland	$172,766	$211,855	$511,921	$687,137
Rest of Europe	51,515	55,040	94,884	148,774
U.S.	69,443	59,326	206,303	201,015
Rest of World	16,848	17,239	44,236	54,875
Sub-total	$310,572	$343,460	$857,344	$1,091,801
Amortization of intangible assets	(58,688)	(58,026)	(176,691)	(291,013)
Goodwill impairment	(165,300)	—	(165,300)	—
Total	$86,584	$285,434	$515,353	$800,788

c) The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	September 30, 2025	December 31, 2024
	(in thousands)
Ireland	$238,817	$234,175
Rest of Europe	93,847	88,556
U.S.	134,221	145,391
Rest of World	58,293	62,359
Total	$525,178	$530,481